Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule Showing the Future Minimum Lease Payments

Future base lease payments under the non-cancelable operating lease at November 30, 2020 are as follows:

Years Ending May 31,	Amount
2021	$203,709
2022	407,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total minimum non-cancelable operating lease payments	1,816,706
Less: discount to fair value	(493,362)
Total lease liability at November 30, 2020	$1,323,344

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2020.

2020	$174,728
2021	$141,278
2022	$145,832
2023	$127,900
2024	$84,017
Total Operating Lease Obligations	$673,755
Less: Amount representing interest	$(184,977)
Present Value of minimum lease payments	$488,778